As filed with the Securities and Exchange Commission on February 18, 2011

File Nos.

033-09994

811-04894

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N- 1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.		[ ]

Post-Effective Amendment No.	35	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	36	[X]

FRANKLIN MANAGED TRUST
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on [date] pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [date] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 17th day of February, 2011.

FRANKLIN MANAGED TRUST

(Registrant)

By: /s/DAVID P. GOSS

David P. Goss

Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

WILLIAM J. LIPPMAN*	Chief Executive Officer-Investment Management and Trustee
William J. Lippman	Dated: February 17, 2011

LAURA F. FERGERSON*	Chief Executive Officer-Finance and Administration
Laura F. Fergerson	Dated: February 17, 2011

MATTHEW HINKLE*	Chief Financial Officer and Chief Accounting Officer
Matthew Hinkle	Dated: February 17, 2011

CHARLES RUBENS, II*	Trustee
Charles Rubens, II	Dated: February 17, 2011

BURTON J. GREENWALD*	Trustee
Burton J. Greenwald	Dated: February 17, 2011

ROBERT E. WADE

Trustee
Robert E. Wade	Dated: February 17, 2011

GREGORY H. WILLIAMS*	Trustee
Gregory H. Williams	Dated: February 17, 2011

*By: /s/DAVID P. GOSS

David P. Goss, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase